Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Huntington Ingalls Industries Inc.	102,605	$21,785,094

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	334,408	32,464,328
Expeditors International of Washington Inc.	525,508	57,732,309

		90,196,637

Banks — 0.6%
SVB Financial Group(a)	208,412	119,176,234

Beverages — 4.0%
Brown-Forman Corp., Class B, NVS	952,140	72,629,239
Coca-Cola Co. (The)	11,782,181	636,002,130
Monster Beverage Corp.(a)	1,238,212	120,168,475

		828,799,844

Biotechnology — 3.6%
AbbVie Inc.	3,914,933	436,515,030
Amgen Inc.	725,630	173,889,973
Biogen Inc.(a)	259,870	69,471,047
Regeneron Pharmaceuticals Inc.(a)(b)	138,247	66,538,281

		746,414,331

Building Products — 0.8%
A O Smith Corp.	343,386	23,264,401
Allegion PLC	278,204	37,385,054
Carrier Global Corp.	2,590,430	112,890,939

		173,540,394

Capital Markets — 5.6%
Ameriprise Financial Inc.	608,153	157,146,735
BlackRock Inc.(c)	666,481	546,047,883
FactSet Research Systems Inc.	204,402	68,724,040
MarketAxess Holdings Inc.	216,460	105,732,052
SEI Investments Co.	674,474	41,439,683
T Rowe Price Group Inc.	1,268,979	227,401,037

		1,146,491,430

Chemicals — 2.3%
Air Products & Chemicals Inc.	428,565	123,632,431
Ecolab Inc.	514,153	115,231,970
LyondellBasell Industries NV, Class A	423,428	43,926,421
PPG Industries Inc.	371,686	63,647,511
Sherwin-Williams Co. (The)	440,180	120,552,096

		466,990,429

Commercial Services & Supplies — 0.5%
Copart Inc.(a)	653,405	81,355,457
Rollins Inc.	568,855	21,206,914

		102,562,371

Communications Equipment — 1.7%
Arista Networks Inc.(a)	74,834	23,585,432
Cisco Systems Inc.	6,204,595	315,875,931

		339,461,363

Containers & Packaging — 0.3%
Avery Dennison Corp.	172,662	36,979,020
Packaging Corp. of America	166,864	24,637,470

		61,616,490

Distributors — 0.4%
Pool Corp.	203,911	86,156,476

Diversified Telecommunication Services — 1.1%
Verizon Communications Inc.	3,869,091	223,594,769

Security	Shares	Value

Electric Utilities — 1.0%
OGE Energy Corp.	5,853,555	$196,445,306

Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,277,702	25,656,256

Entertainment — 2.3%
Activision Blizzard Inc.	847,834	77,313,982
Electronic Arts Inc.	366,073	52,011,652
Take-Two Interactive Software Inc.(a)	135,174	23,706,816
Walt Disney Co. (The)(a)	1,718,686	319,709,970

		472,742,420

Equity Real Estate Investment Trusts (REITs) — 2.4%
AvalonBay Communities Inc.	302,246	58,031,232
Duke Realty Corp.	840,657	39,107,363
Prologis Inc.	1,621,072	188,903,520
Public Storage	554,698	155,958,890
Realty Income Corp.	710,478	49,129,554

		491,130,559

Food Products — 0.4%
Hershey Co. (The)	476,916	78,357,299

Gas Utilities — 1.7%
Atmos Energy Corp.	3,416,184	353,882,501

Health Care Equipment & Supplies — 1.1%
Edwards Lifesciences Corp.(a)	810,461	77,415,235
Intuitive Surgical Inc.(a)	112,655	97,446,575
ResMed Inc.	163,816	30,792,493
West Pharmaceutical Services Inc.	80,896	26,575,954

		232,230,257

Health Care Providers & Services — 2.1%
Henry Schein Inc.(a)	145,954	10,581,665
UnitedHealth Group Inc.	1,051,505	419,340,194

		429,921,859

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)(b)	143,179	40,440,909

Hotels, Restaurants & Leisure — 2.8%
Booking Holdings Inc.(a)	232,617	573,652,131

Household Durables — 1.6%
DR Horton Inc.	1,262,034	124,045,322
Garmin Ltd.	576,600	79,132,584
NVR Inc.(a)(b)	15,586	78,212,106
PulteGroup Inc.	904,624	53,481,371

		334,871,383

Household Products — 1.3%
Kimberly-Clark Corp.	2,032,765	271,008,230

Industrial Conglomerates — 3.6%
3M Co.	1,586,538	312,770,101
Honeywell International Inc.	1,879,441	419,190,521

		731,960,622

Insurance — 4.1%
Aflac Inc.	2,884,935	155,007,558
Aon PLC, Class A	1,112,967	279,844,423
Erie Indemnity Co., Class A, NVS	133,749	28,624,961
Fidelity National Financial Inc.	1,107,478	50,523,146
Globe Life Inc.	424,366	43,493,271
Progressive Corp. (The)	2,858,462	287,961,462

		845,454,821

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 6.6%
Alphabet Inc., Class A(a)	152,174	$358,141,509
Alphabet Inc., Class C, NVS(a)	152,070	366,506,948
Facebook Inc., Class A(a)	1,950,568	634,090,646

		1,358,739,103

IT Services — 8.6%
Accenture PLC, Class A	986,546	286,068,744
Automatic Data Processing Inc.	766,706	143,366,355
Jack Henry & Associates Inc.	104,681	17,045,207
Mastercard Inc., Class A	1,701,319	650,005,937
Paychex Inc.	542,097	52,849,037
Visa Inc., Class A	2,646,254	618,059,084

		1,767,394,364

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	309,850	41,408,354
Illumina Inc.(a)	143,444	56,350,541
Mettler-Toledo International Inc.(a)	29,049	38,150,633

		135,909,528

Machinery — 1.7%
Cummins Inc.	416,925	105,081,777
Illinois Tool Works Inc.	1,088,908	250,949,738

		356,031,515

Media — 1.6%
Comcast Corp., Class A	4,394,751	246,765,269
Fox Corp., Class A, NVS	356,658	13,346,142
Fox Corp., Class B	178,942	6,509,910
Interpublic Group of Companies Inc. (The)	387,036	12,288,393
Omnicom Group Inc.	234,948	19,326,822
ViacomCBS Inc., Class B, NVS	571,354	23,436,941

		321,673,477

Multiline Retail — 1.8%
Target Corp.	1,770,491	366,951,965

Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy Inc.(a)	865,528	67,095,731
Exxon Mobil Corp.	6,861,298	392,740,697
Valero Energy Corp.	711,759	52,641,696

		512,478,124

Pharmaceuticals — 5.2%
Johnson & Johnson	3,053,047	496,822,338
Merck & Co. Inc.	3,250,445	242,158,153
Pfizer Inc.	6,258,083	241,874,908
Zoetis Inc.	487,642	84,376,695

		1,065,232,094

Professional Services — 0.2%
Robert Half International Inc.	365,045	31,981,592

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(b)	995,364	84,805,013

Road & Rail — 0.3%
Old Dominion Freight Line Inc.	244,548	63,046,920

Semiconductors & Semiconductor Equipment — 5.8%
Applied Materials Inc.	1,189,839	157,903,534
Intel Corp.	6,127,655	352,523,992
KLA Corp.	260,781	82,237,288
Lam Research Corp.	207,800	128,929,510
Maxim Integrated Products Inc.	415,256	39,034,064
Skyworks Solutions Inc.	219,199	39,747,355

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Teradyne Inc.	259,114	$32,409,979
Texas Instruments Inc.	1,779,430	321,204,909
Xilinx Inc.	336,444	43,051,374

		1,197,042,005

Software — 8.3%
Adobe Inc.(a)	701,554	356,627,960
Autodesk Inc.(a)	331,372	96,730,801
Cadence Design Systems Inc.(a)	369,099	48,636,175
Fair Isaac Corp.(a)	44,423	23,162,596
Fortinet Inc.(a)	254,337	51,943,246
Intuit Inc.	396,309	163,342,718
Microsoft Corp.	3,435,457	866,353,546
Paycom Software Inc.(a)	73,517	28,260,670
Zoom Video Communications Inc., Class A(a)	244,714	78,203,253

		1,713,260,965

Specialty Retail — 1.8%
Best Buy Co. Inc.	1,169,663	135,996,717
Ross Stores Inc.	1,128,957	147,825,630
Tractor Supply Co.	440,139	83,010,215

		366,832,562

Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	6,143,837	807,668,812

Textiles, Apparel & Luxury Goods — 3.5%
Lululemon Athletica Inc.(a)(b)	515,124	172,705,623
Nike Inc., Class B	4,188,416	555,467,730

		728,173,353

Trading Companies & Distributors — 0.8%
Fastenal Co.	1,841,413	96,269,072
WW Grainger Inc.	138,562	60,072,169

		156,341,241

Total Common Stocks — 99.8% (Cost: $15,931,769,259)		20,518,103,048

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	6,589,473	6,592,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	27,210,000	27,210,000

		33,802,767

Total Short-Term Investments — 0.2% (Cost: $33,800,802)		33,802,767

Total Investments in Securities — 100.0% (Cost: $15,965,570,061)		20,551,905,815

Other Assets, Less Liabilities — 0.0%		6,755,803

Net Assets — 100.0%		$20,558,661,618

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Quality Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$101,079,408	$—	$(94,469,205	)(a)	$135,107	$(152,543)	$6,592,767	6,589,473	$72,032	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,970,000	—	(28,760,000	)(a)	—	—	27,210,000	27,210,000	21,963		—
BlackRock Inc.	389,471,523	115,477,209	(125,476,102)		48,384,820	118,190,433	546,047,883	666,481	8,099,914		—

					$48,519,927	$118,037,890	$579,850,650		$8,193,909		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	174	06/18/21	$36,317	$2,169,904

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,518,103,048	$—	$—	$20,518,103,048
Money Market Funds	33,802,767	—	—	33,802,767

	$20,551,905,815	$—	$—	$20,551,905,815

Derivative financial instruments(a)
Assets
Futures Contracts	$2,169,904	$—	$—	$2,169,904

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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